Shareholders' Equity - Schedule of Information Regarding Outstanding Warrants to Purchase Shares (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Aug. 08, 2024
Schedule of Outstanding Warrants to Purchase Shares [Line Items]
Number of outstanding Warrants	2,604,097
Exercise price per warrant (in Dollars per share)		$ 17.5
December 2021 [Member]
Schedule of Outstanding Warrants to Purchase Shares [Line Items]
Issuance date	December 2021
Number of outstanding Warrants	3,500
Exercise price per warrant (in Dollars per share)	$ 200
January 2023 agent [Member]
Schedule of Outstanding Warrants to Purchase Shares [Line Items]
Issuance date	January 2023 agent
Number of outstanding Warrants	9,545
Exercise price per warrant (in Dollars per share)	$ 68.75
November 2023 [Member]
Schedule of Outstanding Warrants to Purchase Shares [Line Items]
Issuance date	November 2023
Number of outstanding Warrants	243,377
Exercise price per warrant (in Dollars per share)	$ 17.5
November 2023 agent [Member]
Schedule of Outstanding Warrants to Purchase Shares [Line Items]
Issuance date	November 2023 agent
Number of outstanding Warrants	13,746
Exercise price per warrant (in Dollars per share)	$ 19.13
August 2024 [Member]
Schedule of Outstanding Warrants to Purchase Shares [Line Items]
Issuance date	August 2024
Number of outstanding Warrants	571,429
Exercise price per warrant (in Dollars per share)	$ 22.5
August 2024 agent [Member]
Schedule of Outstanding Warrants to Purchase Shares [Line Items]
Issuance date	August 2024 agent
Number of outstanding Warrants	20,000
Exercise price per warrant (in Dollars per share)	$ 21.9
April 2025 [Member]
Schedule of Outstanding Warrants to Purchase Shares [Line Items]
Issuance date	April 2025
Number of outstanding Warrants	17,500
Exercise price per warrant (in Dollars per share)	$ 15
July 2025 [Member]
Schedule of Outstanding Warrants to Purchase Shares [Line Items]
Issuance date	July 2025
Number of outstanding Warrants	1,666,667
Exercise price per warrant (in Dollars per share)	$ 4.67
July 2025 One [Member]
Schedule of Outstanding Warrants to Purchase Shares [Line Items]
Issuance date	July 2025
Number of outstanding Warrants	58,333
Exercise price per warrant (in Dollars per share)	$ 7.5